Gold-linked Loan - Summary Of Movement Of Gold-linked Loan (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure Of Gold-linked Loan [Abstract]
Investment in Gold-linked loan	$ 10,000
Interest income credited against Gold-linked loan	(33)
Change in fair value during the year	172
Balance at December 31, 2023	$ 10,139